Share-Based Compensation - Schedule of Intrinsic Value of Options Outstanding, Exercisable and Exercised (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Intrinsic Value of Options, Outstanding	$ 0		$ 1,253,000
Intrinsic Value of Options, Exercisable	0		1,253,000
Intrinsic Value of Options, Exercised	$ 0	$ 535,000	$ 902,000